Summary of Significant Accounting Policies - Schedule of Property Plant Equipment (Details)	Dec. 31, 2025
Leasehold Improvements [Member]
Schedule of Property Plant Equipment [Line Items]
Property, Plant and equipment useful life	Over the shorter of the remaining lease term or five years
Computer [Member]
Schedule of Property Plant Equipment [Line Items]
Property, Plant and equipment useful life	4 years
Furniture and Equipment [Member]
Schedule of Property Plant Equipment [Line Items]
Property, Plant and equipment useful life	4 years
Motor Vehicle [Member]
Schedule of Property Plant Equipment [Line Items]
Property, Plant and equipment useful life	4 years
Construction in Progress [Member]
Schedule of Property Plant Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	is not depreciated until the relevant assets are completed and are available for their intended use